Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 487		$ 581	$ 582	$ 68
Cost of revenues					96	236
Cost of revenues		(60)		96
Gross profit		547		485	486	(168)
Operating expenses:
Research and development	1,035	1,001	3,480	3,446	4,604	5,920
General and administrative	958	3,381	3,745	11,592	13,132	14,587
Gain on lease termination		(1,576)		(1,576)	(1,576)
Acquisition of Exacis in-process research and development						460
Total operating expenses	1,993	2,806	7,225	13,462	16,160	20,967
Loss from operations	(1,993)	(2,259)	(7,225)	(12,977)	(15,674)	(21,135)
Other income (expense), net:
Forward sales contract expense			(5,847)
Gain (loss) on extinguishment of debt	734	(22,440)	734	(22,440)	(22,440)
Change in fair value of convertible notes					1,017
Fair value adjustments to bridge notes derivative liability		(1,038)		(1,038)	(1,459)
Change in fair value of warrant liabilities		831	1	897	414	215
Change in fair value of contingent consideration				66	66	118
Loss on non-controlling investment						(59)
Interest income					249	138
Interest income (expense), net	31	(1,686)	36	(3,269)	(6,752)	(614)
Other expense, net	(6)		(264)		70	(334)
Total other income (expense), net	759	(24,333)	(5,340)	(25,784)	(28,835)	(536)
Loss before income taxes	(1,234)	(26,592)	(12,565)	(38,761)	(44,509)	(21,671)
Provision for income taxes	(6)	(12)	(17)	(19)	(30)	3
Net loss	(1,240)	(26,604)	(12,582)	(38,780)	(44,539)	(21,668)
Series A preferred stock dividend			(8)	(8)	(16)	(16)
Net loss attributable to common stockholders	$ (1,240)	$ (26,604)	$ (12,590)	$ (38,788)	$ (44,555)	$ (21,684)
Net loss per common share - basic	$ (0.15)	$ (73.70)	$ (2.23)	$ (107.45)	$ (48.96)	$ (61.25)
Net loss per common share - diluted	$ (0.15)	$ (73.70)	$ (2.23)	$ (107.45)	$ (48.96)	$ (61.25)
Weighted average shares outstanding - basic	8,226	361	5,657	361	910	354
Weighted average shares outstanding - diluted	8,226	361	5,657	361	910	354